Significant Accounting Policies - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment customer $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Exchange rate (US$1.00) | $ / ¥	6.3726			6.3726
Cash at bank and demand deposits	¥ 53,400,000	¥ 53,500,000		$ 8,400	$ 8,200
Cash and cash equivalents	63,461,000	109,916,000	¥ 193,920,000	10,000	17,248	¥ 578,558,000
Restricted cash	¥ 33,837,000	29,829,000		5,310
Depreciation methods	straight-line method
Impairment loss	¥ 0	0
Impairment charges	0	0	0
Advance from customers	15,401,000	21,466,000		2,417
Total Unearned Revenues	19,100,000	24,900,000
Revenue recognized from customers	¥ 23,700,000	3,500,000	14,400,000
Number of customer | customer	1
Advertising and promotional expenses	¥ 140,100,000	156,600,000	¥ 291,200,000
operating lease ROU assets	5,104,000	10,801,000		801	801
Operating lease liabilities	4,064,000			637
Short-term operating lease liabilities	2,589,000	5,911,000		406	406
Long-term operating lease liabilities	1,475,000	4,048,000		231	$ 231
Group's total unearned revenues	¥ 4,139,000	4,054,000		$ 649
Number of operating segments | segment	1
Number of Reportable Segments | segment	1
PRC subsidiaries, VIEs
Related Party Transaction [Line Items]
Cash and cash equivalents	¥ 21,600,000	¥ 63,400,000
Percentage of cash and cash equivalents held y subsidiaries	34.10%	57.70%